DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED INCOME RELATING TO GOVERNMENT GRANTS [abstract]
Schedule of deferred income relating to government grants
	2017	2018
	RMB’000	RMB’000

Government grants	105,754	99,765
Others	37	-
Total	105,791	99,765